Consolidated Statement of Equity - USD ($) $ in Thousands	Total	Common shares	Preferred shares	Subscription receipts	Additional paid-in capital	Accumulated deficit	Accumulated OCI	Non- controlling interests
Beginning Balance at Dec. 31, 2015	$ 1,655,784	$ 1,538,738	$ 184,299	$ 95,253	$ 34,654	$ (451,745)	$ (3,218)	$ 257,803
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	68,586					97,870		(29,284)
Redeemable non-controlling interests not included in equity (note 19)	3,767							3,767
Other comprehensive loss	20,260						20,269	(9)
Dividends declared and distributions to non-controlling interests	(97,978)					(95,170)		(2,808)
Dividends and issuance of shares under dividend reinvestment plan (note 15(a)(iii))	0	26,022				(26,022)
Common shares issued upon conversion of subscription receipts	0	95,253		(95,253)
Common shares issued pursuant to share-based awards (note 15(c))	7,055	14,578			(4,247)	(3,276)
Share-based compensation (note 15(c))	4,485				4,485
Contributions received from non-controlling interests (notes 3(c), 3(g) and 8(b))	9,147							9,147
Non-controlling interest of acquired operating entity (note 8(e))	180,210				0		0	180,210
Ending Balance at Dec. 31, 2016	1,851,316	1,674,591	184,299	$ 0	34,892	(478,343)	17,051	418,826
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	101,705					149,475		(47,770)
Redeemable non-controlling interests not included in equity (note 19)	10,358							10,358
Other comprehensive loss	(19,816)						(19,843)	27
Dividends declared and distributions to non-controlling interests	(161,924)					(158,064)		(3,860)
Dividends and issuance of shares under dividend reinvestment plan (note 15(a)(iii))	0	35,873				(35,873)
Common shares issued pursuant to public offering, net of costs (note 15(a)(i))	440,024	440,024
Common shares issued upon conversion of convertible debentures (note 14)	855,691	855,691
Common shares issued pursuant to share-based awards (note 15(c))	9,104	15,520			(4,910)	(1,506)
Share-based compensation (note 15(c))	8,587	0			8,587			0
Contributions received from non-controlling interests (notes 3(c), 3(g) and 8(b))	225,055							225,055
Ending Balance at Dec. 31, 2017	$ 3,320,100	$ 3,021,699	$ 184,299		$ 38,569	$ (524,311)	$ (2,792)	$ 602,636